I+GOF STKP

                       SUPPLEMENT DATED NOVEMBER 17, 1997

                             TO THE PROSPECTUSES OF

Templeton Foreign Smaller Companies Fund dated January 1, 1997

Franklin Investment Grade Income Fund
Franklin Strategic Mortgage Portfolio
dated February 1, 1997

Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government
+Securities Fund
Franklin Balance Sheet Investment Fund
Franklin MicroCap Value Fund
Franklin Short-Intermediate U.S. Government
+Securities Fund
Franklin Templeton International
+Currency Funds
Franklin Templeton German Government
+Bond Fund
dated March 1, 1997


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Franklin Asset Allocation Fund
Franklin New York Intermediate-Term Tax-Free
+Income Fund
dated May 1, 1997

Franklin Federal Intermediate-Term Tax-Free
+Income Fund
dated July 1, 1997

Franklin Templeton Japan Fund
Templeton Americas Government Securities
+Fund
dated August 1, 1997

Franklin Blue Chip Fund
Franklin MidCap Growth Fund
Franklin Natural Resources Fund
Franklin Strategic Income Fund
dated September 1, 1997

Franklin Biotechnology Discovery Fund
dated September 15, 1997

The prospectus is amended to replace the first two paragraphs and the first waiver category in the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers," with the following:

   Sales Charge Waivers. If one of the following sales charge waivers applies to you or your purchase of Fund shares, you may buy shares of the Fund without a front-end sales charge or a Contingent Deferred Sales Charge.

   Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the Fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

   1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class II shareholders of another Franklin Templeton Fund who chose to reinvest their distributions in the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the Fund.